Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans Receivable, Net
Schedule of loans receivable, net

	As of December 31,
	(Amount in Thousands)
	2024	2025	2024
	RMB	RMB	US$
Loans receivable:
-Within credit term	41,423	12,937	1,850
-Past due	201,744	179,049	25,604
Total loans receivable	243,167	191,986	27,454
Allowance for credit losses	(74,059)	(79,570)	(11,379)
Loans receivable, net	169,108	112,416	16,075

Schedule of aging analysis of non-purchased past due loans receivable

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Past due within 1 year	23,662	29,777	4,258
Past due more than 1 year	59,946	75,046	10,731
Total non-purchased past due loans	83,608	104,823	14,989

Schedule of activity in the allowance for loan losses

RMB
(Amount in Thousands)
Loans receivable—December 31, 2023	79,510
Provisions	7,353
Reversal	(6,077)
Write off	(6,727)
Loans receivable—December 31, 2024	74,059
Provisions	29,014
Write off	(23,503)
Loans receivable—December 31, 2025	79,570